Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2011		2010	2009
Current:
Federal	$(1,207	) $	(8,123)	$11,081
State	(1,844)		12,292	10,072
	(3,051)		4,169	21,153
Deferred:
Federal	78,399		70,322	42,336
State	(4,257)		1,678	1,385
	74,142		72,000	43,721

Total tax expense	$71,091		$76,169	$64,874

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2011	2010	2009
Computed Federal tax expense at statutory rate	$75,549	$68,028	$57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense
to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends
paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit	-	-	(609)
Other, net	8	(389)	62
Actual income tax expense	$71,091	$76,169	$64,874

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Customers' advances for construction	$17,650	$17,080
Costs expensed for book not deducted
for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment
basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
	116,348	78,513
Less valuation allowance	9,331	9,601
	107,017	68,912

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	584,628	463,012
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for
postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
	671,023	525,210

Net deferred tax liability	$564,006	$456,298